Related Parties (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Directors and to Key Management for Services	The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2021	2020
Director compensation, and key management salaries and benefits*	4,427	4,058
Share-based compensation	1,273	680
	5,700	4,738

* Salaries and benefits include short-term incentive compensation.

Summary of Operating Transactions with Shareholders	The transactions have been recorded at the exchange amount, which represents the contractual amount of consideration established and accepted by the related parties. There were no such transactions during the year ended March 31, 2021